Organization and Business Operation	12 Months Ended
Sep. 30, 2023
Arisz Acquisition Corp. [Member]
Organization and Business Operation [Line Items]
Organization and Business Operation

Note 1 — Organization and Business Operation

Arisz Acquisition Corp. (“Arisz” or the “Company”) is a blank check company incorporated as a Delaware corporation on July 21, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (“Business Combination”). The Company has selected September 30 as its fiscal year end.

As of September 30, 2023, the Company had not commenced any operations. All activities through September 30, 2023 have been limited to organizational activities as well as activities related to the Initial Public Offering (“IPO” as defined below in Note 3). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO.

The Company’s sponsor is Arisz Investments LLC (the “Sponsor”), a Delaware limited liability company affiliated with the Company’s Chairman and Chief Executive Officer.

On January 21, 2022, Arisz entered into a merger agreement with Finfront Holding Company, a Cayman Islands exempted company (the “BitFuFu”), pursuant to which (a) Arisz agreed to form BitFuFu Inc., a Cayman Islands exempted company, as its wholly owned subsidiary (“Purchaser” or “PubCo”), (b) Purchaser would form Boundary Holding Company, a Cayman Islands exempted company, as its wholly owned subsidiary (“Merger Sub”), (c) Arisz will be merged with and into Purchaser (the “Redomestication Merger”), with Purchaser surviving the Redomestication Merger, and (d) Merger Sub will be merged with and into BitFuFu (the “Acquisition Merger”), with the Company surviving the Acquisition Merger as a direct, wholly owned subsidiary of Purchaser (collectively, the “Business Combination”). Following the Business Combination, Purchaser will be a publicly traded company listed on a stock exchange in the United States. On April 4, 2022, each of Arisz and BitFuFu entered into that certain Amendment to the Merger Agreement pursuant to which, among other things, the parties clarified certain Cayman Island corporate law matters by mutual agreement.

On July 14, 2022, each of Arisz, BitFuFu, the Purchaser and Arisz’s Sponsor (along with any assignee of Arisz’s Sponsor, the “Buyer”) entered into a backstop agreement (the “Backstop Agreement”) whereby, in connection with the Business Combination, the Buyer has agreed to subscribe for and purchase no less than US$1.25 million worth of shares of Arisz common stock par value $0.0001 per share or Purchaser’s Class A ordinary shares.

On October 10, 2022, Arisz and BitFuFu entered into an amendment to the Merger Agreement to provide, among other things: 1) for a loan from BitFuFu to Arisz in the amount of $2,220,000 (the “Loan”) for the purpose of funding Arisz’s extension of the time to consummate a business combination and for working capital purposes, and 2) remove all existing restrictions on 400,000 Insider Shares that are currently subject to transfer restrictions, so that such shares are freely tradeable upon the Closing. The Loan will be funded in three equal installments of $740,000 on each of October 26, 2022, January 26, 2023 and April 26, 2023, and 3) extend the Outside Date to August 1, 2023.

On October 10, 2022, Arisz issued an unsecured promissory note to BitFuFu for the amount of the Loan at an interest rate of 3.5% per annum and is due on October 26, 2023. Arisz may elect to issue a number of unregistered shares of its common stock, valued for these purposes at $10.00 per share, the aggregate value of which shall be equal to the outstanding principal amount of the Loan.

On October 13, 2022, the parties to the Backstop Agreement entered into a new backstop agreement substantially on the same terms as the Backstop Agreement with the only substantive additional terms being that: 1) the subscription amount is $2.0 million worth of shares and 2) the termination date is the earlier of: (i) the date agreed by the parties thereto in writing and (ii) the date that the Merger Agreement is terminated, on its terms.

On October 24, 2022, Arisz received $740,000, the first installment of the Loan, from BitFuFu.

On November 9, 2022, Arisz deposited $690,000 into the Trust Account (representing $0.10 per each share of redeemable common stock) to extend the time for Arisz to complete the Business Combination by three months until February 22, 2023.

On January 20, 2023, Arisz received $740,000, the second installment of the Loan, from BitFuFu.

On February 7, 2023, the Company notified the trustee of its intent to extend the time available to the Company to consummate a business combination from February 22, 2023 to May 22, 2023 (the “Extension”). The Extension is the second of up to two three-month extensions permitted under Arisz’s governing documents.

On February 9, 2023, Arisz deposited $690,000 into the Trust Account (representing $0.10 per each share of redeemable common stock) to extend the time for Arisz to complete the Business Combination by three months until May 22, 2023.

On April 19, 2023, Arisz filed with the SEC, and mailed to its stockholders of record as of April 6, 2023, a notice of meeting, proxy statement and proxy card, with respect to a special meeting of Arisz stockholders to be held on May 11, 2023, and which included proposals to amend Arisz’s charter in order to extend the time it has to complete its initial business combination up to nine (9) times with each extension allowing for an additional one (1) month period from May 22, 2023 to February 22, 2024, provided that Arisz contributes to the Trust Account $120,000 for each one-month extension, paid on a month-to-month and as-needed basis.

On April 24, 2023, Arisz and BitFuFu entered into Amendment No. 3 to the Merger Agreement to provide, among other things: 1) to reduce the amount of the Loan from $2,220,000 to $1,930,000 for the purpose of funding Arisz’s extension of the time to consummate a business combination and for working capital purposes and 2) that the third installment of the loan will be in the amount of $450,000.

On April 25, 2023, Arisz received $450,000, the third installment of the Loan, from BitFuFu.

On May 11, 2023, Arisz held a special meeting of stockholders to consider, among other things, proposals to amend Arisz’s charter in order to extend the time it has to complete its initial business combination up to nine (9) times with each extension allowing for an additional one (1) month period from May 22, 2023 to February 22, 2024, provided that Arisz contributes to the Trust Account $120,000 for each one-month extension, paid on a month-to-month and as-needed basis. At the special meeting, the requisite number of stockholders voted in favor of these proposals. Accordingly, in connection with the first one (1) month period extension, the Sponsor will deposit $120,000 into Arisz’s trust account prior to May 22, 2023, on behalf of Arisz.

In connection with the special meeting, 3,745,635 shares of common stock were tendered for redemption. As a result, approximately $39.18 million (approximately $10.46 per share) will be removed from the Company’s trust account to pay such holders, without taking into account additional allocation of payments to cover any tax obligation of the Company, such as franchise taxes, but not including any excise tax, since that date. Following redemptions, the Company has 5,155,754 shares of common stock outstanding, and approximately $33.02 million remained in the Company’s Trust Account.

In connection with the special meeting, in each of May, June, July, August, September, October, November and December 2023, Arisz timely deposited $120,000 into Arisz’s trust account, thereby extending the date by which an initial business combination may be consummated. As such, Arisz has until January 22, 2024 to consummate its initial business combination, unless the Sponsor elects to further extend, to as late as February 22, 2024.

On July 28, 2023, Arisz and BitFuFu entered into Amendment No. 4 to the Merger Agreement (“Amendment No. 4”) to provide, among other things: (1) that the Outside Date for the completion of the Corporation’s business combination, as defined therein be extended from August 1, 2023 to November 17, 2024 and (2) for an amendment to the loan installment of $360,000 to be extended on each of August 2, 2023, November 2, 2023, February 2, 2024, May 2, 2024 and August 2, 2024) to be used to cover the extension costs, and the remaining balance of each loan installment to be used for working capital. In accordance therewith, on July 28, 2023, Arisz and the Company amended and restated the BitFuFu Note.

Financing

The registration statement for the Company’s IPO became effective on November 17, 2021. On November 22, 2021 the Company consummated the IPO of 6,000,000 units (which did not include the exercise of the over-allotment option by the underwriters in the IPO) at an offering price of $10.00 per unit (the “Public Units’), generating gross proceeds of $60,000,000. Simultaneously with the IPO, the Company sold to its Sponsor and Chardan Capital Markets LLC (“Chardan”) (and/or their designees) 253,889 units at $10.00 per unit (the “Private Units”) in a private placement generating total gross proceeds of $2,538,886, which is described in Note 4.

Concurrently, the Company repaid $105,000 to the Sponsor, under related party loan evidenced by promissory note issued on August 5, 2021.

The Company granted the underwriters a 45-day option to purchase up to 900,000 additional Units to cover over-allotments, if any. On November 24, 2021, the underwriters fully exercised the over-allotment option and purchased 900,000 units (the “Over-allotment Units”) at a price of $10.00 per Unit, generating gross proceeds of $9,000,000. Upon the closing of the Over-allotment on November 24, 2021, the Company consummated the sale of additional 22,500 Private Units (the “Additional Private Units”) with the Sponsor and Chardan at a price of $10.00 per Private Unit, generating total proceeds of $225,000.

Transaction costs amounted to $5,587,733, consisting of $1,725,000 of underwriting fees, $2,587,500 of deferred underwriting fees (payable only upon completion of a Business Combination) and $1,275,233 of other offering costs.

Trust Account

Upon closing of the IPO, the Private Units, the sale of the Over-allotment Units and the sale of the Additional Private Units, a total of $69,000,000 ($10.00 per Unit) was placed in a U.S.-based trust account (the “Trust Account”) with Continental Stock Transfer & Trust acting as trustee and can be invested only in U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and that invest only in direct U.S. government treasury obligations. These funds will not be released until the earlier of the completion of the initial Business Combination and the liquidation due to the Company’s failure to complete a Business Combination within the applicable period of time. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders. In addition, interest income earned on the funds in the Trust account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

Business Combination

Pursuant to NASDAQ listing rules, the Company’s initial Business Combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust account (excluding any taxes payable on the income earned on the Trust account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial business combination, although the Company may structure a business combination with one or more target businesses whose fair market value significantly exceeds 80% of the trust account balance. If the Company is no longer listed on NASDAQ, it will not be required to satisfy the 80% test.

The public shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s Sponsor and any of the Company’s officers or directors that may hold Insider Shares (as defined in Note 5) (the “Initial Stockholders”) and Chardan have agreed (a) to vote their Insider Shares, Private Shares (as defined in Note 4) and any public shares purchased during or after the IPO in favor of approving a Business Combination and (b) not to convert any shares (including the Insider Shares) in connection with a stockholder vote to approve, or sell the shares to the Company in any tender offer in connection with, a proposed Business Combination.

The Company will provide its holders of the outstanding public shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per public share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income tax obligations). If the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the public shares, without the prior consent of the Company.

The Initial Stockholders and Chardan have agreed (a) to waive their redemption rights with respect to the Insider Shares, Private Shares, Underwriter Shares and public shares held by them in connection with the completion of a Business Combination and (b) not to propose, or vote in favor of, an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their public shares in conjunction with any such amendment.

The Company initially has 18 months from the closing of the IPO to consummate a Business Combination. If the Company anticipates that it may not be able to consummate initial business combination within 18 months, the Company’s insiders or their affiliates may, but are not obligated to, extend the period of time to consummate a business combination up to nine (9) times with each extension allowing for an additional one (1) month period from May 22, 2023 to February 22, 2024 (the “Combination Period”). In connection with the special meeting, in each of May, June, July, August, September, October, November and December 2023, Arisz timely deposited $120,000 into Arisz’s trust account, thereby extending the business combination period to January 22, 2024, unless the Sponsor elects to further extend, to as late as February 22, 2024.

Liquidation

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest (which interest shall be net of taxes payable, and less certain amount of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor and Chardan have agreed to waive their liquidation rights with respect to the Insider Shares and Private Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or underwriters acquires public shares in or after the IPO, such public shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.00.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims.

Liquidity and Going Concern

As of September 30, 2023, we had cash of $215,059 and a working capital deficit of $2,911,056 (excluding income tax and franchise tax payable). In connection with the shareholder special meeting on May 11, 2023, in each of May, June, July, August, September, October, November and December 2023, the Company deposited $120,000 per deposit into the Trust Account to extend the time for Arisz to complete the Business Combination until January 22, 2024. It is uncertain that the Company will be able consummate a Business Combination by the extended date (or February 22, 2024 if the Sponsor elects to extend the consummation deadline). Moreover, Arisz may need to obtain additional financing either to complete its Business Combination or because it becomes obligated to redeem a significant number of public shares upon consummation of its Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination. If a Business Combination is not consummated by February 22, 2024, there will be a mandatory liquidation and subsequent dissolution.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by February 22, 2024, then the Company will cease all operations except for the purpose of liquidating. The date for liquidation and subsequent dissolution as well as liquidity concerns raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate.

Risks and Uncertainties

In February 2022, an armed conflict escalated between Russia and Ukraine. The sanctions announced by the United States and other countries against Russia and Belarus following Russia’s invasion of Ukraine to date include restrictions on selling or importing goods, services, or technology in or from affected regions and travel bans and asset freezes impacting connected individuals and political, military, business, and financial organizations in Russia and Belarus. The United States and other countries could impose wider sanctions and take other actions should the conflict further escalate. Separately, in October 2023, Israel and certain Iranian-backed Palestinian forces began an armed conflict in Israel, the Gaza Strip, and surrounding areas, which threatens to spread to other Middle Eastern countries including Lebanon and Iran.

As a result of the ongoing Russia/Ukraine, Hamas/Israel conflicts and/or other future global conflicts, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and potential future sanctions on the world economy and the specific impact on the Company’s financial position, results of operations or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

At this time, it has been determined that the IR Act tax provisions would have an impact to the Company’s fiscal 2023 tax provision as there were redemptions by the public stockholders in May 2023; as a result, the Company recorded a $391,931 excise tax liability as of September 30, 2023. The Company will continue to monitor for updates to the Company’s business along with guidance issued with respect to the IR Act to determine whether any adjustments are needed to the Company’s tax provision in future periods.